CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (520,118)	$ (445,724)	$ (407,196)
Adjustments for:
Finance income		(54,487)	(8,182)	(971)
Finance costs		21,794	10,796	900
Provision for inventory reserve	[1]	3,627	5,288	0
Depreciation of property, plant and equipment		10,704	10,173	8,139
Loss on disposal of property, plant and equipment		226	481	974
Amortization of intangible assets		1,924	2,476	1,379
Depreciation of right-of-use assets		7,823	5,743	4,399
Fair value loss/(gain) of warrant liability		85,750	(20,900)	6,200
Fair value gains on financial assets measured at fair value change through profit or loss		(663)	(593)	0
Foreign currency exchange loss/(gain), net		28,224	9,159	4,867
Equity-settled share-based compensation expense		47,680	34,338	20,158
Deferred government grant		(628)	(307)	(295)
Cash flows from (used in) operations before changes in working capital		(368,144)	(397,252)	(361,446)
(Increase)/decrease in trade receivables		(98,980)	50,320	24,590
(Increase)/decrease in prepayments, other receivables and other assets		(8,724)	(50,614)	(2,966)
Decrease/(increase) in other non-current assets		753	3,661	(1,175)
(Increase)/decrease in collaboration inventories	[1]	(12,706)	(13,893)	51
Government grant received		23	6,180	80
(Decrease)/increase in trade payables		(12,702)	25,850	1,805
(Decrease)/increase in other payables and accruals		(38,809)	165,883	140,747
Increase/(decrease) in other non-current liabilities		(176)	(163)	(158)
Increase/(decrease) in contract liabilities (current)		52,500	0	0
Increase/(decrease) in contract liabilities (non-current)		47,500	0	0
Increase in pledged deposits, net		0	(15)	(1,060)
Cash used in operations		(439,465)	(210,043)	(199,532)
Income tax paid		(668)	0	0
Interest income received		47,275	5,580	652
Income tax received		976	3,709	557
Interest on lease payments		(1,394)	(527)	(142)
Net cash used in operating activities		(393,276)	(201,281)	(198,465)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(20,084)	(20,927)	(42,197)
Purchase of intangible assets		(2,638)	(1,348)	(3,207)
Prepayment to collaborator for collaboration assets		(98,784)	(14,810)	(1,708)
Purchase of financial assets measured at fair value through profit or loss		0	(285,000)	(50,000)
Cash received from withdrawal of financial assets measured at fair value through profit or loss		185,000	99,990	50,081
Cash received from withdrawal of financial assets measured at amortized cost		0	30,000	0
Cash receipts of investment income		8,810	1,252	0
Proceeds from disposal of property, plant and equipment		0	0	4
Addition in time deposits		(4,863,149)	(369,971)	(298,107)
Decrease in time deposits		4,882,724	483,617	180,000
Decrease in pledged deposits		907	105	0
Purchase of financial assets measured at amortized cost		0	0	(29,849)
Net cash provided by/(used in) investing activities		92,786	(77,092)	(194,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares for institutional investors, net of issuance cost		234,410	0	0
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs		349,278	377,643	323,440
Proceeds from exercise of warrant by warrant holder, net of issuance cost		199,741	0	0
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor		0	0	300,000
Proceeds from exercise of share options		11,816	2,929	4,642
Principal portion of lease payments		(3,755)	(2,596)	(1,419)
Net cash provided by financing activities		791,490	377,976	626,663
NET INCREASE IN CASH AND CASH EQUIVALENTS		491,000	99,603	233,215
Effect of foreign exchange rate changes, net		682	(2,510)	34
Cash and cash equivalents at beginning of year		786,031	688,938	455,689
CASH AND CASH EQUIVALENTS AT END OF YEAR		1,277,713	786,031	688,938
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		1,312,773	841,317	858,607
Less: Pledged deposits		357	1,270	1,444
Time deposits		34,703	54,016	168,225
Cash and cash equivalents as stated in the statement of financial position		1,277,713	786,031	688,938
Cash and cash equivalents as stated in the statement of cash flows		$ 1,277,713	$ 786,031	$ 688,938

[1]	2022 increase/decrease in collaboration inventories has been reclassified to break out the provision for inventory reserve for comparative purposes in the 2023 presentation.